Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding	6 Months Ended
	Apr. 30, 2024 $ / shares	Apr. 30, 2024 $ / shares
Stock Outstanding [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	5,521	5,521
Weighted average remaining contractual life (years) Outstanding	5 years 1 month 28 days
Weighted average exercise price Outstanding | (per share)	$ 437.73	$ 601.7
Stock Outstanding [Member] | 533 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	533	533
Weighted average remaining contractual life (years) Outstanding	2 years 25 days
Weighted average exercise price Outstanding | (per share)	$ 121.13	$ 166.5
Stock Outstanding [Member] | 978 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	978	978
Weighted average remaining contractual life (years) Outstanding	7 years 9 months 3 days
Weighted average exercise price Outstanding | (per share)	$ 366.65	$ 504
Stock Outstanding [Member] | 1,166 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	1,166	1,166
Weighted average remaining contractual life (years) Outstanding	2 years 25 days
Weighted average exercise price Outstanding | (per share)	$ 491.05	$ 675
Stock Outstanding [Member] | 200 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	200	200
Weighted average remaining contractual life (years) Outstanding	5 years
Weighted average exercise price Outstanding | (per share)	$ 510.69	$ 702
Stock Outstanding [Member] | 133 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	133	133
Weighted average remaining contractual life (years) Outstanding	2 years 4 months 20 days
Weighted average exercise price Outstanding | (per share)	$ 543.43	$ 747
Stock Outstanding [Member] | 422 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	422	422
Weighted average remaining contractual life (years) Outstanding	7 years 7 months 9 days
Weighted average exercise price Outstanding | (per share)	$ 445.22	$ 612
Stock Outstanding [Member] | 1,044 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	1,044	1,044
Weighted average remaining contractual life (years) Outstanding	7 years 9 months 3 days
Weighted average exercise price Outstanding | (per share)	$ 523.79	$ 720
Stock Outstanding [Member] | 667 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	667	667
Weighted average remaining contractual life (years) Outstanding	2 years 2 months 1 day
Weighted average exercise price Outstanding | (per share)	$ 549.98	$ 756
Stock Outstanding [Member] | 111 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	111	111
Weighted average remaining contractual life (years) Outstanding	7 years 7 months 9 days
Weighted average exercise price Outstanding | (per share)	$ 654.74	$ 900
Stock Outstanding [Member] | 61 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	61	61
Weighted average remaining contractual life (years) Outstanding	9 years 25 days
Weighted average exercise price Outstanding | (per share)	$ 229.16	$ 315
Stock Outstanding [Member] | 156 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	156	156
Weighted average remaining contractual life (years) Outstanding	9 years 1 month 28 days
Weighted average exercise price Outstanding | (per share)	$ 366.65	$ 504
Stock Outstanding [Member] | 50 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	50	50
Weighted average remaining contractual life (years) Outstanding	9 years 2 months 8 days
Weighted average exercise price Outstanding | (per share)	$ 23.4	$ 32.17
Stock Exercisable [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	4,803	4,803
Weighted average exercise price, Exercisable | (per share)	$ 439.41	$ 604.01
Stock Exercisable [Member] | 533 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	489	489
Weighted average exercise price, Exercisable | (per share)	$ 121.13	$ 166.5
Stock Exercisable [Member] | 978 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	795	795
Weighted average exercise price, Exercisable | (per share)	$ 366.65	$ 504
Stock Exercisable [Member] | 1,166 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	1,110	1,110
Weighted average exercise price, Exercisable | (per share)	$ 491.05	$ 675
Stock Exercisable [Member] | 200 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	174	174
Weighted average exercise price, Exercisable | (per share)	$ 510.69	$ 702
Stock Exercisable [Member] | 133 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	133	133
Weighted average exercise price, Exercisable | (per share)	$ 543.43	$ 747
Stock Exercisable [Member] | 422 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	422	422
Weighted average exercise price, Exercisable | (per share)	$ 445.22	$ 612
Stock Exercisable [Member] | 1,044 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	783	783
Weighted average exercise price, Exercisable | (per share)	$ 523.79	$ 720
Stock Exercisable [Member] | 667 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	611	611
Weighted average exercise price, Exercisable | (per share)	$ 549.98	$ 756
Stock Exercisable [Member] | 111 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	93	93
Weighted average exercise price, Exercisable | (per share)	$ 654.74	$ 900
Stock Exercisable [Member] | 61 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	46	46
Weighted average exercise price, Exercisable | (per share)	$ 229.16	$ 315
Stock Exercisable [Member] | 156 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	130	130
Weighted average exercise price, Exercisable | (per share)	$ 366.65	$ 504
Stock Exercisable [Member] | 50 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	17	17
Weighted average exercise price, Exercisable | (per share)	$ 23.4	$ 32.17